Leases - Schedule of Lease Liabilities (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases [Abstract]
Balance beginning	€ 22,261	€ 36,325
Lease liability additions		42,644
Cancellation of lease		(11,795)
Repayment of Lease liability	(6,461)	(47,941)
Interest expense on lease liabilities	431	3,028
Balance ending	€ 16,231	€ 22,261